UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT Diversified Income Fund

The fund's portfolio
3/31/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (61.8%)(a)
			Principal amount	Value

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, April 1, 2045			$3,000,000	$3,378,750
4 1/2s, TBA, May 1, 2045			20,000,000	21,762,500
4 1/2s, TBA, April 1, 2045			27,000,000	29,455,313
4s, TBA, April 1, 2045			16,000,000	17,108,750
3 1/2s, TBA, May 1, 2045			17,000,000	17,816,133
3 1/2s, TBA, April 1, 2045			21,000,000	22,061,485
3s, TBA, April 1, 2045			60,000,000	61,350,000

Total U.S. government and agency mortgage obligations (cost $171,783,945)				$172,932,931

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes 1.000%, May 31, 2018(i)			$113,000	$113,506

U.S. Treasury Notes 0.875%, September 15, 2016(i)			84,000	84,566

Total U.S. treasury obligations (cost $198,072)				$198,072

MORTGAGE-BACKED SECURITIES (42.6%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (14.6%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.902s, 2032			$153,690	$220,010
IFB Ser. 3408, Class EK, 25.091s, 2037			59,035	93,650
IFB Ser. 2979, Class AS, 23.634s, 2034			14,381	17,349
IFB Ser. 3072, Class SM, 23.157s, 2035			153,219	234,267
IFB Ser. 3072, Class SB, 23.01s, 2035			157,043	239,247
IFB Ser. 3249, Class PS, 21.699s, 2036			125,680	187,439
IFB Ser. 3065, Class DC, 19.337s, 2035			302,475	445,485
IFB Ser. 319, Class S2, IO, 5.826s, 2043			1,258,005	316,363
IFB Ser. 317, Class S3, IO, 5.806s, 2043			3,400,140	879,230
IFB Ser. 326, Class S2, IO, 5.776s, 2044			3,665,236	914,018
IFB Ser. 323, Class S1, IO, 5.776s, 2044			3,372,873	886,030
IFB Ser. 310, Class S4, IO, 5.776s, 2043			3,481,978	894,451
IFB Ser. 308, Class S1, IO, 5.776s, 2043			2,568,972	663,206
IFB Ser. 314, Class AS, IO, 5.716s, 2043			2,711,442	692,413
Ser. 4122, Class TI, IO, 4 1/2s, 2042			2,761,255	473,003
Ser. 4000, Class PI, IO, 4 1/2s, 2042			1,372,687	253,673
Ser. 4024, Class PI, IO, 4 1/2s, 2041			3,190,355	542,351
Ser. 4220, Class IE, IO, 4s, 2028			1,986,443	231,957
Ser. 311, IO, 3 1/2s, 2043			2,061,023	391,603
Ser. 4122, Class CI, IO, 3 1/2s, 2042			3,994,942	519,342
Ser. 4105, Class HI, IO, 3 1/2s, 2041			1,796,510	244,756
Ser. 304, IO, 3 1/2s, 2027			3,453,988	385,085
Ser. 304, Class C37, IO, 3 1/2s, 2027			2,565,061	280,900
Ser. 4210, Class PI, IO, 3s, 2041			2,869,754	279,689
Ser. 4437, Class DI, IO, 3s, 2032			3,082,006	337,572
Ser. 304, Class C45, IO, 3s, 2027			2,944,719	312,414
FRB Ser. T-57, Class 1AX, IO, 0.389s, 2043			1,492,879	14,870
Ser. 3300, PO, zero %, 2037			46,353	40,678
Ser. 3326, Class WF, zero %, 2035			1,223	979

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.858s, 2036			78,267	144,735
IFB Ser. 06-8, Class HP, 23.93s, 2036			234,824	368,371
IFB Ser. 07-53, Class SP, 23.563s, 2037			146,717	228,133
IFB Ser. 08-24, Class SP, 22.646s, 2038			183,328	269,492
IFB Ser. 05-122, Class SE, 22.492s, 2035			226,987	337,087
IFB Ser. 05-83, Class QP, 16.942s, 2034			180,020	240,182
IFB Ser. 12-128, Class ST, IO, 5.976s, 2042			1,747,764	416,597
IFB Ser. 13-124, Class SB, IO, 5.776s, 2043			1,644,974	434,163
IFB Ser. 13-103, Class SK, IO, 5.746s, 2043			1,701,971	460,062
IFB Ser. 13-128, Class CS, IO, 5.726s, 2043			2,918,315	729,608
Ser. 374, Class 6, IO, 5 1/2s, 2036			306,180	50,752
Ser. 12-132, Class PI, IO, 5s, 2042			6,785,297	1,234,246
Ser. 10-13, Class EI, IO, 5s, 2038			40,492	348
Ser. 378, Class 19, IO, 5s, 2035			947,725	194,282
Ser. 12-127, Class BI, IO, 4 1/2s, 2042			794,584	178,527
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			5,345,202	823,535
Ser. 409, Class 81, IO, 4 1/2s, 2040			3,957,513	717,177
Ser. 409, Class 82, IO, 4 1/2s, 2040			2,603,293	471,315
Ser. 366, Class 22, IO, 4 1/2s, 2035			338,551	22,564
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			1,834,449	224,793
Ser. 418, Class C24, IO, 4s, 2043			2,256,874	410,169
Ser. 13-41, Class IP, IO, 4s, 2043			2,401,465	389,590
Ser. 13-44, Class PI, IO, 4s, 2043			2,276,329	364,746
Ser. 12-96, Class PI, IO, 4s, 2041			1,067,609	160,152
Ser. 406, Class 2, IO, 4s, 2041			2,446,798	344,020
Ser. 406, Class 1, IO, 4s, 2041			1,715,661	289,089
Ser. 409, Class C16, IO, 4s, 2040			2,955,593	480,366
Ser. 418, Class C15, IO, 3 1/2s, 2043			4,847,200	901,655
Ser. 13-35, Class IP, IO, 3s, 2042			3,066,464	323,057
Ser. 13-53, Class JI, IO, 3s, 2041			3,223,575	378,609
Ser. 13-23, Class PI, IO, 3s, 2041			3,519,291	320,291
FRB Ser. 03-W10, Class 1, IO, 0.965s, 2043			468,945	11,028
FRB Ser. 00-T6, IO, 0.719s, 2030			1,350,465	28,697
Ser. 99-51, Class N, PO, zero %, 2029			14,908	13,417

Government National Mortgage Association
IFB Ser. 13-116, Class SA, IO, 5.976s, 2043			1,962,490	367,182
IFB Ser. 13-129, Class SN, IO, 5.974s, 2043			1,917,015	328,634
IFB Ser. 13-182, Class LS, IO, 5.964s, 2043			1,689,456	378,817
IFB Ser. 13-99, Class VS, IO, 5.926s, 2043			1,138,135	239,577
IFB Ser. 12-77, Class MS, IO, 5.924s, 2042			1,849,632	490,948
IFB Ser. 11-70, Class SM, IO, 5.716s, 2041			3,294,191	553,721
IFB Ser. 11-70, Class SH, IO, 5.716s, 2041			3,468,993	596,667
Ser. 13-22, Class OI, IO, 5s, 2043			2,483,246	445,561
Ser. 13-3, Class IT, IO, 5s, 2043			2,215,922	417,510
Ser. 13-6, Class IC, IO, 5s, 2043			1,460,637	265,500
Ser. 12-146, IO, 5s, 2042			3,421,873	635,784
Ser. 13-130, Class IB, IO, 5s, 2040			1,691,344	165,919
Ser. 13-16, Class IB, IO, 5s, 2040			2,218,726	156,584
Ser. 11-41, Class BI, IO, 5s, 2040			1,698,003	145,531
Ser. 10-35, Class UI, IO, 5s, 2040			2,001,588	386,552
Ser. 10-20, Class UI, IO, 5s, 2040			1,740,233	285,520
Ser. 10-9, Class UI, IO, 5s, 2040			7,755,108	1,451,034
Ser. 09-121, Class UI, IO, 5s, 2039			3,696,546	679,980
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			5,028,658	842,295
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			1,019,879	166,862
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			2,965,995	483,339
Ser. 13-183, Class JI, IO, 4 1/2s, 2043			2,279,660	304,905
Ser. 14-108, Class IP, IO, 4 1/2s, 2042			584,713	98,705
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			340,655	43,362
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			3,500,871	551,807
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			3,573,826	618,307
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			3,591,374	621,746
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			1,735,455	299,684
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			1,255,169	278,171
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			828,073	81,168
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			3,859,770	345,874
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			991,791	56,135
Ser. 15-40, IO, 4s, 2045			3,719,000	872,626
Ser. 14-174, IO, 4s, 2044			1,955,398	373,584
Ser. 13-165, Class IL, IO, 4s, 2043			1,757,307	277,162
Ser. 12-47, Class CI, IO, 4s, 2042			3,388,878	546,457
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			2,657,648	265,767
Ser. 13-76, IO, 3 1/2s, 2043			6,395,851	723,563
Ser. 13-28, IO, 3 1/2s, 2043			2,348,561	278,341
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			2,880,015	355,307
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			4,659,370	555,909
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			3,185,008	399,273
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			2,660,908	508,891
Ser. 06-36, Class OD, PO, zero %, 2036			3,982	3,552

				40,896,698
Commercial mortgage-backed securities (16.0%)

Banc of America Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.695s, 2046			697,000	720,925

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.368s, 2051			30,447,354	240,839

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-6, Class G, 5.178s, 2047			829,000	828,673
Ser. 05-4, Class C, 5.147s, 2045			927,000	936,270

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A Ser. 01-1, Class K, 6 1/8s, 2036			18,013	17,500

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW11, Class AJ, 5.438s, 2039			155,000	158,681
Ser. 05-PWR7, Class B, 5.214s, 2041			923,000	927,615
Ser. 05-PWR9, Class C, 5.055s, 2042			499,000	501,201

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.438s, 2039			673,000	675,423

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.124s, 2044			578,000	573,592
FRB Ser. 07-CD5, Class XS, IO, 0.171s, 2044			21,535,946	77,869

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.569s, 2047			426,000	469,030

Citigroup Commercial Mortgage Trust Ser. 06-C5, Class AJ, 5.482s, 2049			779,000	774,488

COMM Mortgage Trust 144A
FRB Ser. 14-CR18, Class D, 4.74s, 2047			990,000	940,415
FRB Ser. 13-LC6, Class D, 4.288s, 2046			224,000	216,215
Ser. 13-LC13, Class E, 3.719s, 2046			566,000	434,284
FRB Ser. 07-C9, Class AJFL, 0.865s, 2049			254,000	245,648

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.716s, 2039			23,197,495	207,634

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			525,909	262,954

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.945s, 2050			658,000	589,321

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.42s, 2044			240,000	258,406

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, Class X, IO, 0.982s, 2020			1,853,362	28,319

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			351,000	275,043

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class D, 4.986s, 2042			1,053,000	1,051,611

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			376,505	389,682

GS Mortgage Securities Corp. II Ser. 05-GG4, Class AJ, 4.782s, 2039			1,926,979	1,928,906

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.415s, 2046			799,000	796,211
FRB Ser. 05-GG4, Class XC, IO, 0.913s, 2039			18,361,756	20,198

GS Mortgage Securities Trust 144A Ser. 11-GC3, Class E, 5s, 2044			528,000	507,574

JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 14-C18, Class E, 4.31s, 2047			381,000	313,891

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.075s, 2051			556,500	585,972
Ser. 06-LDP8, Class B, 5.52s, 2045			370,000	373,171
FRB Ser. 06-LDP6, Class B, 5.499s, 2043			790,000	790,779
FRB Ser. 05-LDP3, Class D, 5.203s, 2042			1,173,000	1,177,927
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			807,000	810,066

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.175s, 2051			1,004,000	960,738
FRB Ser. 11-C3, Class E, 5.568s, 2046			528,000	576,993
FRB Ser. 11-C3, Class F, 5.568s, 2046			401,000	408,701
FRB Ser. 13-C13, Class D, 4.056s, 2046			418,000	404,578
Ser. 13-C13, Class E, 3.986s, 2046			628,000	521,883
Ser. 13-C10, Class E, 3 1/2s, 2047			833,000	671,648
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			558,000	437,305
FRB Ser. 07-CB20, Class X1, IO, 0.314s, 2051			42,075,373	299,619

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			456,740	485,286
Ser. 98-C4, Class J, 5.6s, 2035			379,000	399,883

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.738s, 2039			388,000	389,455
Ser. 06-C3, Class AJ, 5.72s, 2039			731,000	733,785
Ser. 06-C6, Class E, 5.541s, 2039			900,000	881,838
FRB Ser. 06-C6, Class C, 5.482s, 2039			631,000	618,380

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS, IO, 2.371s, 2028			12,984	1

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.267s, 2051			575,000	627,659
FRB Ser. 07-C1, Class A3, 5.837s, 2050			14,650	14,671
Ser. 05-MCP1, Class D, 5.023s, 2043			454,000	453,373

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 4.742s, 2049			914,718	102,906

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			479,000	485,926

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C11, Class D, 4.416s, 2046			352,000	345,946

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			1,320,000	1,361,019
Ser. 07-HQ11, Class C, 5.558s, 2044			700,000	691,390
FRB Ser. 06-HQ8, Class D, 5.493s, 2044			513,000	509,819
Ser. 06-HQ10, Class AJ, 5.389s, 2041			280,000	282,369

Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class E, 6.27s, 2043			435,000	440,786

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6s, 2039			893,613	846,421

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			1,067,927	1,072,764

STRIPS III, Ltd. 144A FRB Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			158,000	31,600

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			487,056	121,764

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C3, Class D, 4.959s, 2049			27,000	27,931

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.994s, 2045			2,115,000	2,135,050
FRB Ser. 06-C25, Class AJ, 5.715s, 2043			565,000	581,385
FRB Ser. 05-C20, Class B, 5.233s, 2042			1,423,000	1,436,672
FRB Ser. 07-C34, IO, 0.306s, 2046			11,894,631	89,210

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 03-C8, Class H, 5.909s, 2035			130,280	125,610

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 12-LC5, Class E, 4.778s, 2045			479,000	459,265

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.635s, 2044			106,000	117,544
Ser. 12-C6, Class E, 5s, 2045			525,000	489,641
Ser. 11-C4, Class F, 5s, 2044			1,270,000	1,217,872
FRB Ser. 14-C19, Class E, 4.972s, 2047			696,000	605,955
Ser. 12-C7, Class F, 4 1/2s, 2045			2,626,000	2,389,397
Ser. 14-C19, Class D, 4.234s, 2047			880,000	826,212

				44,786,583
Residential mortgage-backed securities (non-agency) (12.0%)

Banc of America Funding Trust FRB Ser. 14-R7, Class 3A2, 2.615s, 2036			148,000	124,720

Banc of America Funding Trust 144A FRB Ser. 15-R2, Class 7A2, 0.448s, 2036			400,140	304,107

BCAP, LLC 144A
FRB Ser. 13-RR1, Class 9A4, 6.322s, 2036			310,000	313,565
FRB Ser. 14-RR2, Class 3A2, 1.081s, 2046			510,000	342,363

BCAP, LLC Trust FRB Ser. 12-RR5, Class 4A8, 0.341s, 2035			375,000	341,635

BCAP, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A12, 6.208s, 2036			800,000	762,000
FRB Ser. 09-RR5, Class 7A2, 5 1/2s, 2035			825,000	709,500
FRB Ser. 12-RR12, Class 4A7, 2.711s, 2036			520,000	482,300
FRB Ser. 12-RR10, Class 9A2, 2.687s, 2035			1,270,000	1,206,500
FRB Ser. 15-RR2, Class 26A2, 2.614s, 2036			143,000	126,970
FRB Ser. 09-RR11, Class 2A2, 2.41s, 2035			1,060,000	964,600

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 04-FR3, Class M6, 5.046s, 2034			33,576	23,572
FRB Ser. 05-HE5, Class M3, 1.251s, 2035			800,000	656,000
FRB Ser. 06-EC1, Class M3, 0.621s, 2035			910,000	682,500

Citigroup Mortgage Loan Trust FRB Ser. 07-WFH2, Class M1, 0.574s, 2037			1,440,000	1,160,208

Citigroup Mortgage Loan Trust 144A
FRB Ser. 12-4, Class 3A2, 2.65s, 2036			705,585	624,478
FRB Ser. 09-9, Class 7A2, 2.475s, 2036			700,000	670,880

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, 1.628s, 2035			422,148	384,154
FRB Ser. 05-76, Class 2A1, 1.128s, 2036			472,590	418,479
FRB Ser. 05-38, Class A3, 0.524s, 2035			1,187,642	1,030,280
FRB Ser. 05-59, Class 1A1, 0.504s, 2035			873,979	710,108
FRB Ser. 07-OA10, Class 2A1, 0.424s, 2047			411,189	342,706

Countrywide Asset-Backed Certificates Trust
Ser. 05-3, Class MF1, 5.293s, 2035			321,844	296,097
Ser. 05-1, Class MF1, 5.29s, 2035(F)			707,059	685,148
Ser. 04-15, Class MF2, 5.213s, 2035			444,683	411,332

Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 1A1, 0.374s, 2046			410,650	347,410

CSMC Trust 144A
FRB Ser. 11-6R, Class 3A6, 2.797s, 2036			1,050,000	972,563
FRB Ser. 13-2R, Class 4A2, 2.438s, 2036			934,731	745,448

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.674s, 2025			547,000	580,438

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	328,968	498,678
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	880,000	974,134

Green Tree Home Improvement Loan Trust Ser. 95-F, Class B2, 7.1s, 2021			$1,261	1,259

JPMorgan Resecuritization Trust 144A FRB Ser. 12-1, Class 2A2, 2.458s, 2047			377,162	291,622

MortgageIT Trust
FRB Ser. 05-3, Class M2, 0.704s, 2035			371,707	323,757
FRB Ser. 05-3, Class M1, 0.644s, 2035			366,472	326,160
FRB Ser. 05-3, Class A2, 0.524s, 2035			523,531	469,869

Newcastle Mortgage Securities Trust FRB Ser. 06-1, Class M2, 0.544s, 2036			390,000	310,362

Nomura Resecuritization Trust 144A FRB Ser. 14-7R, Class 2A3, 0.371s, 2035			498,872	412,218

Opteum Mortgage Acceptance Corp. Trust FRB Ser. 05-4, Class 1A2, 0.564s, 2035			379,829	345,645

RBSSP Resecuritization Trust 144A FRB Ser. 09-12, Class 16A2, 2.568s, 2035			650,000	583,375

Residential Asset Mortgage Products Trust FRB Ser. 05-EFC2, Class M6, 0.884s, 2035			350,000	278,141

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 06-AR1, Class 2A1B, 1.198s, 2046			1,825,566	1,633,882
FRB Ser. 06-AR3, Class A1B, 1.128s, 2046			1,092,105	887,881
FRB Ser. 05-AR19, Class A1C3, 0.674s, 2045			2,094,074	1,848,020
FRB Ser. 05-AR8, Class 2AC2, 0.634s, 2045			1,288,829	1,158,013
FRB Ser. 05-AR11, Class A1B2, 0.624s, 2045			754,121	682,480
FRB Ser. 05-AR13, Class A1B2, 0.604s, 2045			944,361	847,564
FRB Ser. 05-AR17, Class A1B2, 0.584s, 2045			798,993	692,167
FRB Ser. 05-AR19, Class A1C4, 0.574s, 2045			707,825	619,630
FRB Ser. 05-AR11, Class A1B3, 0.574s, 2045			1,444,034	1,303,241
FRB Ser. 05-AR8, Class 2AC3, 0.564s, 2045			459,507	410,110
FRB Ser. 05-AR17, Class A1B3, 0.524s, 2045			1,239,384	1,079,758
FRB Ser. 05-AR6, Class 2A1C, 0.514s, 2045			585,129	523,691

Wells Fargo Mortgage Loan Trust 144A FRB Ser. 12-RR2, Class 1A2, 0.351s, 2047			1,000,000	740,000

				33,661,718

Total mortgage-backed securities (cost $114,771,285)				$119,344,999

CORPORATE BONDS AND NOTES (34.6%)(a)
			Principal amount	Value

Basic materials (2.6%)

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021			$35,000	$38,104

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			31,000	33,180

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			196,000	239,733

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)			66,000	69,300

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			292,000	306,600

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			135,000	136,013

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			265,000	286,200

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			500,000	498,750

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			205,000	217,813

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			195,000	195,731

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			15,000	15,225

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			10,000	9,875

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			51,000	47,048

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			284,000	303,880

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			158,000	182,688

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			172,000	157,380

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			13,000	11,473

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			100,000	104,000

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			170,000	176,800

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			227,000	242,890

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			260,000	260,000

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			112,000	112,280

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			70,000	73,675

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			256,000	273,280

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			149,000	157,940

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			200,000	177,000

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			200,000	2

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			134,000	132,493

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)			40,000	41,800

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			215,000	222,525

Platform Specialty Products Corp. 144A sr. unsec. notes 6 1/2s, 2022			125,000	130,000

PQ Corp. 144A sr. notes 8 3/4s, 2018			170,000	175,950

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			128,000	125,120

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			225,000	227,250

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			179,000	175,341

Sealed Air Corp. 144A company guaranty sr. unsec. notes 8 3/8s, 2021			71,000	79,875

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			216,000	227,340

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			35,000	38,938

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			170,000	178,288

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			75,000	77,625

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			54,000	55,080

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			54,000	65,340

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			40,000	42,700

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			25,000	25,313

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			50,000	50,688

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			30,000	30,188

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			120,000	120,300

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			140,000	128,100

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			130,000	137,475

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			25,000	25,500

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			70,000	67,025

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			198,000	211,365

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			275,000	285,313

				7,403,792
Capital goods (2.1%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			470,000	491,150

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			508,000	577,850

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			120,000	120,000

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			113,000	113,706

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			87,000	87,653

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			105,000	107,888

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			33,000	36,341

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)			105,000	103,622

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			247,000	270,556

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			200,000	201,750

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			100,000	114,500

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			195,000	185,006

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			85,000	88,613

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			220,000	219,450

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			305,000	327,875

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			306,000	286,110

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			70,000	72,100

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			155,000	166,044

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			389,000	403,588

Oshkosh Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			85,000	87,550

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			150,000	154,313

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			264,000	279,180

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			43,000	44,451

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			265,000	283,550

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			55,000	57,200

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			270,000	276,750

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			50,000	53,750

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			85,000	85,425

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			240,000	237,000

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			213,000	229,508

				5,762,479
Communication services (4.0%)

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)			200,000	205,750

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			400,000	407,000

Altice SA 144A company guaranty sr. unsec. notes 7 5/8s, 2025 (Luxembourg)			200,000	201,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			66,000	74,745

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			13,000	14,430

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			499,000	523,326

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			35,000	35,875

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			85,000	86,063

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 3/4s, 2024			180,000	185,400

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 1/2s, 2022			200,000	204,500

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			175,000	192,719

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			50,000	52,500

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			257,000	269,850

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			90,000	93,150

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			200,000	222,500

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			254,000	259,080

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			200,000	200,300

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			180,000	180,225

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			169,000	190,336

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			20,000	20,050

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			60,000	62,475

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			105,000	101,325

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			189,000	194,434

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			154,000	141,680

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			304,000	280,440

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			60,000	61,614

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			184,000	199,410

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			26,000	27,755

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			65,000	68,169

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			130,000	133,250

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)			38,000	35,245

Numericable Group SA 144A sr. bonds 6 1/4s, 2024 (France)			200,000	203,498

Numericable Group SA 144A sr. notes 6s, 2022 (France)			600,000	607,714

Numericable-SFR 144A sr. bonds 5 5/8s, 2024 (France)		EUR	100,000	113,439

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$221,000	227,630

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			106,000	121,503

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			70,000	73,588

Sprint Capital Corp. company guaranty 6 7/8s, 2028			182,000	166,985

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			363,000	416,543

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			418,000	426,360

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			175,000	175,875

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			297,000	311,108

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			85,000	87,656

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			135,000	139,307

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			258,000	268,965

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			240,000	247,500

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			120,000	122,963

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	365,000	439,124

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	110,000	128,331

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5 5/8s, 2023 (Germany)		EUR	104,000	121,331

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)		EUR	109,000	127,164

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$201,000	207,030

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	290,000	450,478

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			$239,000	233,025

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			399,000	428,925

Wind Acquisition Finance SA 144A sr. bonds 4s, 2020 (Luxembourg)		EUR	125,000	135,777

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			$149,000	148,628

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			145,000	130,138

				11,185,181
Consumer cyclicals (6.1%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			165,000	164,588

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			115,000	125,925

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			115,000	119,313

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			157,000	163,280

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			173,000	190,300

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			231,000	228,690

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			97,000	80,025

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			250,000	261,250

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			125,000	129,713

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			150,000	159,375

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			323,000	327,845

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			120,000	123,900

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			45,000	46,013

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			67,000	68,005

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			65,000	64,675

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			50,000	53,625

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			162,000	170,910

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			395,000	415,738

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			133,000	130,340

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			95,000	97,969

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			383,000	407,895

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			250,000	261,250

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023			60,000	63,150

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020			45,000	47,138

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			410,000	454,735

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			120,000	125,100

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			3,000	3,143

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			63,000	64,260

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			85,000	92,254

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			150,000	150,375

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			180,000	184,500

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			70,000	71,925

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			260,000	273,650

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	335,000	278,054

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$45,000	22,500

Grupo Televisa SAB sr. unsec. notes 6s, 2018 (Mexico)			70,000	79,386

Grupo Televisa SAB sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)		MXN	3,500,000	201,393

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			$157,000	164,458

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			105,000	106,050

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			268,000	256,610

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			305,000	301,950

Interactive Data Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2019			42,000	42,420

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			165,000	178,200

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			475,000	493,109

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			115,000	111,550

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			248,000	248,620

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			246,000	281,055

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			105,000	115,500

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			70,000	73,675

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			84,000	87,570

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			240,000	255,000

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			243,000	247,253

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			65,000	66,625

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			310,000	298,375

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			118,000	120,360

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			210,000	225,225

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			168,000	170,503

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			181,000	192,991

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			691,867	748,946

Navistar International Corp. sr. notes 8 1/4s, 2021			43,000	41,871

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			125,000	127,500

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			244,000	258,640

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			100,000	106,000

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			253,000	260,590

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			380,000	401,280

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			149,000	159,430

Outfront Media Capital LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025			125,000	132,188

Outfront Media Capital LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024			203,000	212,643

Owens Corning company guaranty sr. unsec. unsub. notes 4.2s, 2024			165,000	170,100

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			200,000	198,500

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			200,000	210,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			140,000	144,200

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			140,000	147,350

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			183,000	185,059

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			35,000	35,700

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			54,000	57,240

Sabre GLBL, Inc. 144A sr. notes 8 1/2s, 2019			229,000	245,030

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			51,000	45,900

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			45,000	33,525

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			145,000	148,263

Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 10s, 2022			285,000	266,475

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			87,000	92,003

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			38,000	38,998

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			32,000	33,526

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			213,000	216,728

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			150,000	156,750

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			184,000	191,820

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			25,000	26,438

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			301,000	309,278

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			15,000	16,013

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			15,000	15,900

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			85,000	89,675

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			140,000	148,400

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			80,000	82,200

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			57,000	54,293

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			70,000	68,425

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			300,000	296,250

Thomas Cook Finance PLC 144A company guaranty sr. unsec. bonds 6 3/4s, 2021 (United Kingdom)		EUR	335,000	384,988

Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024			$150,000	146,625

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			340,000	371,875

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			107,000	114,356

				17,130,257
Consumer staples (2.2%)

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			200,000	208,500

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			250,000	266,250

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			195,000	200,606

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			340,000	351,900

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			225,000	231,750

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			104,000	102,700

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			375,000	388,125

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			60,000	61,650

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			285,000	291,413

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			115,000	131,100

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2024			20,000	21,150

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			15,000	15,450

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			233,000	233,000

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			50,000	50,313

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023			135,000	135,506

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			394,000	346,720

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			200,000	194,260

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			83,000	88,188

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			460,000	485,875

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			60,000	62,250

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			460,000	493,350

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			125,000	127,813

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			145,000	146,813

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			290,000	299,425

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			175,000	179,375

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			55,000	60,363

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			143,000	147,648

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025			125,000	127,344

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			328,000	347,270

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			165,000	166,238

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			85,000	91,375

				6,053,720
Energy (5.3%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			165,000	41,663

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022			135,000	129,600

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			95,000	94,050

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			150,000	145,500

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			110,000	100,650

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			18,000	16,515

California Resources Corp. 144A company guaranty sr. unsec. notes 6s, 2024			240,000	210,600

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020			100,000	90,250

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			195,000	144,300

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	55,000	62,878

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			$60,000	58,500

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			95,000	89,063

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			300,000	314,625

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			207,000	208,553

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			116,000	116,870

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada) (In default)(NON)		CAD	295,000	13,975

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada) (In default)(NON)			$59,000	3,540

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			90,000	81,450

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			43,000	40,635

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			170,000	152,150

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			135,000	79,650

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022			160,000	145,600

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			82,000	86,920

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			21,000	22,286

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			110,000	80,850

Gazprom OAO Via Gaz Capital SA sr. unsec. notes Ser. REGS, EMTN, 7.288s, 2037 (Russia)			335,000	330,106

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			240,000	235,800

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			690,000	743,006

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			471,000	482,775

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			150,000	105,750

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			382,000	265,490

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			180,000	193,950

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			45,000	46,350

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			70,000	65,800

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			158,000	101,910

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			361,000	259,920

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			94,000	74,319

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			120,000	100,875

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			315,000	248,850

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			104,000	6

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			430,000	421,400

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			300,000	174,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			100,000	104,500

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			95,000	95,962

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			110,000	106,150

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			155,000	151,125

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			250,000	143,750

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			113,000	64,128

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			85,000	28,050

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			284,000	94,430

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			200,000	208,320

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			285,000	285,713

Petrobras Global Finance BV company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)			52,000	46,789

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			3,220,000	1,342,740

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			1,065,000	327,434

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			711,000	424,112

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			592,000	555,592

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			1,180,000	778,918

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			760,000	236,740

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)			380,000	435,100

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			85,000	86,058

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)			475,000	485,672

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			60,000	59,100

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			130,000	120,900

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			119,000	111,860

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023			100,000	99,750

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022			100,000	103,250

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024			100,000	100,500

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			95,000	98,325

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			535,000	144,450

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			170,000	174,250

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			20,000	9,200

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			194,000	158,595

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			87,000	88,088

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			130,000	132,600

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	50,000	34,444

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$60,000	53,250

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			45,000	25,659

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			30,000	24,225

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			220,000	208,450

Whiting Canadian Holding Co. ULC company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			70,000	73,325

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			210,000	208,950

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			165,000	174,818

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			305,000	308,431

				14,894,683
Financials (5.7%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			293,000	366,250

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			72,000	102,100

Baggot Securities, Ltd. 144A jr. sub. notes 10.24s, perpetual maturity (Ireland)		EUR	630,000	711,806

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			$1,295,000	1,256,186

Bank of America Corp. jr. unsec. sub. FRN notes Ser. Z, 6 1/2s, perpetual maturity			80,000	84,600

Bank of America Corp. jr. unsec. sub. FRN notes Ser. AA, 6.1s, perpetual maturity			175,000	176,750

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			39,000	40,268

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			75,000	80,625

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			99,000	103,455

CIT Group, Inc. sr. unsec. notes 5s, 2023			125,000	128,125

CIT Group, Inc. sr. unsec. notes 5s, 2022			325,000	333,531

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			175,000	184,188

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			70,000	69,300

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			118,000	62,835

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021			134,000	128,305

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			160,000	125,200

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			250,000	310,313

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			115,000	121,325

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			150,000	152,250

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			110,000	64,900

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. FRB bonds 5.13s, perpetual maturity (Jersey)		EUR	208,000	230,921

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			$53,000	52,603

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			220,000	225,500

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			365,000	379,162

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			195,000	200,850

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			145,000	154,425

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			10,000	10,000

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			125,000	142,500

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			102,000	109,778

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			265,000	285,538

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			100,000	102,500

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			270,000	261,900

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			35,000	37,363

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			101,000	87,365

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			109,000	112,134

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			100,000	103,250

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			102,000	105,825

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			60,000	57,600

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			245,000	233,975

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			300,000	328,875

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.092s, perpetual maturity (United Kingdom)		EUR	400,000	466,659

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			$105,000	110,157

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 7 3/4s, 2018 (Russia)			900,000	891,450

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			250,000	233,125

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			200,000	206,000

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes Ser. MTN, 6.9s, 2017			175,000	186,375

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			155,000	153,256

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			230,000	231,150

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			215,000	217,106

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			25,000	17,750

UBS AG/Jersey Branch jr. unsec. sub. FRN notes Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	200,000	242,469

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$250,000	125,000

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			299,000	306,475

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			255,000	213,563

VTB Bank OJSC 144A jr. unsec. sub. FRN notes 9 1/2s, perpetual maturity (Russia)			1,000,000	807,500

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			400,000	400,440

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,648,000	1,602,680

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			1,498,000	1,499,648

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			140,000	125,300

				15,860,479
Health care (3.0%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			225,000	233,438

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			85,000	85,106

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			105,000	106,838

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			193,000	201,203

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	156,000	170,045

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$50,000	50,813

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			181,000	201,136

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			135,000	140,063

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			30,000	30,900

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			42,000	43,313

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			40,000	42,750

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			200,000	202,500

ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	111,697

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			$245,000	217,438

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			105,000	107,100

Endo Finance, LLC/Endo, Ltd./Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025			200,000	205,500

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			277,000	283,925

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			158,000	158,000

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			225,000	229,500

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			156,000	163,410

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			100,000	101,250

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025			50,000	52,438

HCA, Inc. sr. notes 6 1/2s, 2020			497,000	559,125

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			74,000	86,210

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			202,000	210,080

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			140,000	143,150

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			190,000	204,250

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			212,000	220,480

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			242,000	261,965

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			152,000	160,550

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			135,000	142,236

Omnicare, Inc. sr. unsec. notes 5s, 2024			30,000	31,238

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			130,000	134,225

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			271,000	285,905

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			378,000	395,010

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			279,000	291,555

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			215,000	224,138

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			50,000	51,000

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			60,000	58,800

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			158,000	154,445

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			342,000	370,643

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			164,000	173,840

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			35,000	35,470

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			40,000	41,750

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			160,000	166,200

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			80,000	80,900

VRX Escrow Corp. 144A sr. unsec. notes 6 1/8s, 2025 (Canada)			150,000	155,250

VRX Escrow Corp. 144A sr. unsec. notes 5 7/8s, 2023 (Canada)			150,000	153,750

VRX Escrow Corp. 144A sr. unsec. notes 5 3/8s, 2020 (Canada)			175,000	176,531

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			195,000	204,750

				8,311,809
Technology (1.1%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			85,000	88,825

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			148,000	125,800

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			463,000	459,528

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			79,000	93,615

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			78,000	88,725

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			160,000	185,000

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			139,000	148,730

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			115,000	125,206

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			70,000	75,061

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022			215,000	220,375

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			210,000	221,025

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022			181,000	191,047

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023			150,000	152,625

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			430,000	439,138

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			145,000	149,350

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	230,000	272,840

				3,036,890
Transportation (0.2%)

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			$221,000	232,050

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			283,500	239,558

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			268,000	268,000

				739,608
Utilities and power (2.3%)

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			260,000	257,400

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			585,000	676,406

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			180,000	199,800

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			85,000	83,194

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			335,000	337,513

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			50,000	53,500

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			40,000	43,350

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			290,000	330,537

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 5/8s, 2024			10,000	10,475

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 3/8s, 2022			20,000	21,025

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 6 3/4s, 2019			468,000	484,380

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			345,000	430,954

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			134,882	148,033

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			201,000	225,120

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			70,000	71,750

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			70,000	71,400

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			345,000	361,388

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			80,000	83,736

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			261,000	264,263

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			65,000	66,300

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			845,000	994,470

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			400,000	430,000

NRG Yield Operating, LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			85,000	88,400

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			175,000	189,875

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			155,000	160,038

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			85,000	88,400

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			120,000	120,600

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			199,000	204,473

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			119,000	74,375

				6,571,155

Total corporate bonds and notes (cost $100,977,394)				$96,950,053

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (11.0%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)			$672,978	$656,154

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			2,270,000	2,206,440

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			4,315,000	4,189,865

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina) (In default)(NON)			150,000	148,500

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			1,097,796	1,020,401

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			1,643,189	1,647,297

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil) (units)		BRL	1,350	412,482

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			$425,000	445,188

Chile (Republic of) notes 5 1/2s, 2020 (Chile)		CLP	235,500,000	401,372

Costa Rica (Republic of) 144A unsec. notes 7s, 2044 (Costa Rica)			$200,000	203,500

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			400,000	441,000

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			360,000	396,684

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			275,000	103,686

Gabon (Republic of) 144A unsec. bonds 6 3/8s, 2024 (Gabon)			400,000	376,000

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			274,000	281,535

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			947,185	896,274

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)		EUR	2,280,000	1,630,246

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	2,186,000	1,639,613

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/20), 2038 (Greece)(STP)		EUR	562,543	292,058

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/20), 2037 (Greece)(STP)		EUR	50,102	26,074

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/20), 2036 (Greece)(STP)		EUR	452,051	235,043

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/20), 2035 (Greece)(STP)		EUR	396,222	206,190

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/20), 2034 (Greece)(STP)		EUR	204,967	106,953

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/20), 2033 (Greece)(STP)		EUR	171,524	89,931

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/20), 2032 (Greece)(STP)		EUR	246,577	130,180

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/20), 2031 (Greece)(STP)		EUR	84,480	44,808

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/20), 2030 (Greece)(STP)		EUR	1,075,053	571,757

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/20), 2029 (Greece)(STP)		EUR	127,387	68,304

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/20), 2028 (Greece)(STP)		EUR	1,070,533	576,190

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/20), 2027 (Greece)(STP)		EUR	408,920	223,363

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/20), 2026 (Greece)(STP)		EUR	1,119,402	627,564

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/20), 2025 (Greece)(STP)		EUR	2,672,753	1,555,573

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/20), 2024 (Greece)(STP)		EUR	393,427	236,031

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/20), 2023 (Greece)(STP)		EUR	1,173,192	711,472

Indonesia (Republic of) 144A sr. unsec. notes 4 1/8s, 2025 (Indonesia)			$200,000	205,250

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			575,000	699,459

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)			695,000	578,588

Kenya (Republic of) 144A sr. unsec. notes 6 7/8s, 2024 (Kenya)			200,000	208,500

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			235,000	224,855

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			1,213,484	1,395,507

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)			200,000	200,500

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)			150,000	153,188

Serbia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2024 (Serbia)			82,390	84,656

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)			1,230,000	1,366,838

Turkey (Republic of) unsec. bonds 6s, 2041 (Turkey)			975,000	1,109,550

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			1,805,000	722,000

United Mexican States sr. unsec. notes 5 3/4s, 2110 (Mexico)			220,000	239,800

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			265,000	90,763

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			1,215,000	710,775

Total foreign government and agency bonds and notes (cost $36,170,761)				$30,787,957

SENIOR LOANS (2.5%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021			$104,213	$102,910

WR Grace & Co. bank term loan FRN 2 3/4s, 2021			113,068	112,967

WR Grace & Co. bank term loan FRN Ser. DD, 2 3/4s, 2021			40,688	40,651

				256,528
Capital goods (0.1%)

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			310,440	309,082

				309,082
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			148,000	148,586

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			162,970	163,406

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			80,000	80,117

Level 3 Financing, Inc. bank term loan FRN Ser. B5, 4 1/2s, 2022			125,000	125,558

				517,667
Consumer cyclicals (1.1%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 9.005s, 2017			994,505	908,107

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 3/4s, 2017			69,650	63,294

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			263,013	232,503

CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021			161,493	161,897

Dollar Tree Stores, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022			55,000	55,559

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			226,525	190,508

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.922s, 2019			319,000	302,970

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			134,412	132,172

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			65,367	65,639

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			285,149	283,918

PetSmart, Inc. bank term loan FRN Ser. B, 5s, 2022			215,000	216,515

ROC Finance, LLC bank term loan FRN 5s, 2019			133,308	128,642

Univision Communications, Inc. bank term loan FRN 4s, 2020			297,535	296,884

Visteon Corp. bank term loan FRN Class B, 3 1/2s, 2021			99,250	99,033

				3,137,641
Consumer staples (0.2%)

BC ULC bank term loan FRN Ser. B, 4 1/2s, 2021 (Canada)			143,720	145,054

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021			147,510	145,519

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/4s, 2020			117,923	117,908

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			89,325	88,767

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019			169,790	169,631

				666,879
Health care (0.2%)

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.172s, 2021			232,650	232,330

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			79,400	78,594

Par Pharmaceutical Cos., Inc. bank term loan FRN Class B2, 4s, 2019			89,409	89,223

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)			124,063	123,339

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 1/2s, 2020			119,410	119,354

				642,840
Technology (0.4%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.676s, 2017			103,771	102,097

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			211,863	211,186

Dell International, LLC bank term loan FRN Ser. B, 4 1/2s, 2020			183,145	184,112

First Data Corp. bank term loan FRN 4.174s, 2021			12,896	12,947

First Data Corp. bank term loan FRN Ser. B, 3.674s, 2018			121,183	121,057

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021			320,125	321,611

				953,010
Transportation (0.1%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			250,000	251,250

				251,250
Utilities and power (0.1%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.662s, 2017			499,637	298,622

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.662s, 2017			5,128	3,065

				301,687

Total senior loans (cost $7,300,936)				$7,036,584

PURCHASED SWAP OPTIONS OUTSTANDING (1.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.175/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.175		$18,945,200	$259,549

(2.0875)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.0875		9,472,600	166,339

(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685		18,736,500	108,484

1.816/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.816		18,736,500	23,233

Barclays Bank PLC

(2.1625)/3 month USD-LIBOR-BBA/May-25	May-15/2.1625		18,736,500	156,825

(2.31)/3 month USD-LIBOR-BBA/Apr-45	Apr-15/2.31		3,747,300	124,148

2.31/3 month USD-LIBOR-BBA/Apr-45	Apr-15/2.31		3,747,300	44,031

Citibank, N.A.

2.20/3 month USD-LIBOR-BBA/May-25	May-15/2.20		20,631,600	370,131

2.172/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.172		9,472,600	129,301

2.043/3 month USD-LIBOR-BBA/May-25	May-15/2.043		9,368,250	97,711

1.4015/3 month USD-LIBOR-BBA/May-20	May-15/1.4015		37,473,000	97,430

(2.13)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.13		18,736,500	75,133

1.294/3 month USD-LIBOR-BBA/May-20	May-15/1.294		37,473,000	55,085

1.3735/3 month USD-LIBOR-BBA/May-20	May-15/1.3735		18,736,500	42,344

1.266/3 month USD-LIBOR-BBA/May-20	May-15/1.266		18,736,500	23,608

1.802/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.802		18,736,500	20,423

Credit Suisse International

2.25/3 month USD-LIBOR-BBA/May-25	May-15/2.25		33,256,600	705,705

2.09125/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.09125		19,077,000	158,339

2.09/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.09		19,077,000	156,813

1.795/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.795		18,784,100	19,160

Goldman Sachs International

2.655/3 month USD-LIBOR-BBA/May-45	May-15/2.655		4,684,125	294,257

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		3,603,400	136,028

1.84/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.84		14,052,400	30,213

1.76/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.76		14,052,400	16,582

Total purchased swap options outstanding (cost $2,907,433)				$3,310,872

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-15/$102.57		$11,000,000	$99,154

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/103.07		10,000,000	77,240

Total purchased options outstanding (cost $334,688)				$176,394

PREFERRED STOCKS (0.3%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			438	$447,376

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			6,980	183,225

M/I Homes, Inc. Ser. A, $2.438 pfd.			5,132	131,379

Total preferred stocks (cost $605,883)				$761,980

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$125,000	$148,047

Total convertible bonds and notes (cost $130,805)				$148,047

COMMON STOCKS (—%)(a)
			Shares	Value

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			12,972	$519

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			12,972	519

Tribune Co. Class 1C(F)			55,356	13,839

Total common stocks (cost $84,686)				$14,877

SHORT-TERM INVESTMENTS (8.5%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.09%(AFF)		Shares	9,541,764	$9,541,764

SSgA Prime Money Market Fund Class N 0.02%(P)		Shares	2,361,000	2,361,000

U.S. Treasury Bills with an effective yield of 0.10%, July 23, 2015(SEG)(SEGSF)(SEGCCS)			$1,972,000	1,971,752

U.S. Treasury Bills with an effective yield of 0.09%, June 11, 2015(SEG)			4,000	4,000

U.S. Treasury Bills with an effective yield of 0.01%, July 2, 2015			100,000	99,992

U.S. Treasury Bills with an effective yield of 0.01%, May 21, 2015(SEGCCS)			1,270,000	1,269,980

U.S. Treasury Bills with an effective yield of 0.01%, May 14, 2015(SEGSF)(SEGCCS)			200,000	199,998

U.S. Treasury Bills with an effective yield of 0.01%, May 7, 2015(SEG)(SEGSF)(SEGCCS)			6,000,000	5,999,910

U.S. Treasury Bills with an effective yield of 0.01%, April 2, 2015(SEGSF)			175,000	175,000

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.06%, April 23, 2015(SEGSF)(SEGCCS)			2,230,000	2,229,968

Total short-term investments (cost $23,852,976)				$23,853,364

TOTAL INVESTMENTS

Total investments (cost $459,118,864)(b)				$455,516,130

FORWARD CURRENCY CONTRACTS at 3/31/15 (aggregate face value $124,018,065) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/15/15	$1,287,871	$1,317,257	$(29,386)
	British Pound	Buy	6/17/15	940,284	982,173	(41,889)
	Canadian Dollar	Sell	4/15/15	1,974,514	2,080,411	105,897
	Chilean Peso	Sell	4/15/15	417,861	418,967	1,106
	Euro	Buy	6/17/15	700,714	654,071	46,643
	Norwegian Krone	Buy	6/17/15	122,644	106,881	15,763
Barclays Bank PLC
	Australian Dollar	Buy	4/15/15	574,602	573,626	976
	British Pound	Buy	6/17/15	711,366	707,360	4,006
	Canadian Dollar	Sell	4/15/15	1,357,025	1,469,691	112,666
	Euro	Sell	6/17/15	1,077,764	1,148,177	70,413
	Japanese Yen	Sell	5/20/15	714,148	728,390	14,242
	Mexican Peso	Buy	4/15/15	1,392,341	1,431,547	(39,206)
	New Zealand Dollar	Sell	4/15/15	800,563	786,940	(13,623)
	Singapore Dollar	Sell	5/20/15	1,435,115	1,425,195	(9,920)
	South Korean Won	Sell	5/20/15	7,700	7,831	131
	Swedish Krona	Buy	6/17/15	623,682	672,497	(48,815)
	Swiss Franc	Sell	6/17/15	919,925	934,887	14,962
Citibank, N.A.
	Australian Dollar	Buy	4/15/15	537,919	525,036	12,883
	Brazilian Real	Buy	4/2/15	147,828	147,070	758
	Brazilian Real	Sell	4/2/15	147,828	172,916	25,088
	Brazilian Real	Sell	7/2/15	143,850	143,156	(694)
	British Pound	Buy	6/17/15	694,316	719,790	(25,474)
	Canadian Dollar	Sell	4/15/15	1,935,280	1,992,548	57,268
	Chilean Peso	Buy	4/15/15	1,423,510	1,417,998	5,512
	Danish Krone	Sell	6/17/15	1,363,196	1,425,339	62,143
	Euro	Sell	6/17/15	546,578	570,738	24,160
	Japanese Yen	Sell	5/20/15	628,917	641,073	12,156
	Mexican Peso	Buy	4/15/15	1,279,328	1,264,594	14,734
	New Zealand Dollar	Sell	4/15/15	980,506	995,431	14,925
	Norwegian Krone	Sell	6/17/15	9,032	68,171	59,139
	Philippine Peso	Buy	5/20/15	701,808	712,939	(11,131)
	Swiss Franc	Sell	6/17/15	1,428,608	1,453,644	25,036
Credit Suisse International
	Australian Dollar	Sell	4/15/15	699,113	734,095	34,982
	British Pound	Buy	6/17/15	214,389	268,871	(54,482)
	Canadian Dollar	Sell	4/15/15	2,719,496	2,776,760	57,264
	Euro	Sell	6/17/15	106,560	102,815	(3,745)
	Indian Rupee	Buy	5/20/15	2,683,573	2,698,067	(14,494)
	Japanese Yen	Sell	5/20/15	55	54	(1)
	New Zealand Dollar	Buy	4/15/15	1,563,719	1,594,651	(30,932)
	Norwegian Krone	Buy	6/17/15	210,424	219,869	(9,445)
	Swedish Krona	Sell	6/17/15	1,111,497	1,145,847	34,350
	Swiss Franc	Sell	6/17/15	726,691	739,150	12,459
Deutsche Bank AG
	Australian Dollar	Buy	4/15/15	627,877	641,538	(13,661)
	British Pound	Buy	6/17/15	1,031,762	1,069,704	(37,942)
	Canadian Dollar	Sell	4/15/15	2,804,045	2,905,041	100,996
	Euro	Buy	6/17/15	914,157	891,685	22,472
	New Zealand Dollar	Buy	4/15/15	1,728,431	1,711,950	16,481
	Norwegian Krone	Sell	6/17/15	500,761	523,272	22,511
	Polish Zloty	Sell	6/17/15	699,303	698,488	(815)
	Swedish Krona	Sell	6/17/15	11,951	12,324	373
	Turkish Lira	Sell	6/17/15	30,067	6,298	(23,769)
Goldman Sachs International
	Australian Dollar	Buy	4/15/15	642,641	650,993	(8,352)
	British Pound	Buy	6/17/15	695,798	721,408	(25,610)
	Canadian Dollar	Sell	4/15/15	2,079,271	2,163,235	83,964
	Euro	Sell	6/17/15	2,235,718	2,334,764	99,046
	New Zealand Dollar	Buy	4/15/15	1,476,584	1,508,546	(31,962)
	Norwegian Krone	Sell	6/17/15	656,907	685,525	28,618
	Swedish Krona	Sell	6/17/15	164,686	169,800	5,114
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/15/15	107,310	143,871	36,561
	British Pound	Buy	6/17/15	693,426	718,972	(25,546)
	Canadian Dollar	Sell	4/15/15	1,305,791	1,332,407	26,616
	Chinese Yuan (Onshore)	Buy	5/20/15	1,452,172	1,457,713	(5,541)
	Euro	Sell	6/17/15	2,258,107	2,430,202	172,095
	Japanese Yen	Sell	5/20/15	338,494	345,264	6,770
	New Taiwan Dollar	Sell	5/20/15	1,447,874	1,433,144	(14,730)
	New Zealand Dollar	Buy	4/15/15	703,722	718,510	(14,788)
	Swedish Krona	Buy	6/17/15	388,092	400,281	(12,189)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/15/15	268,199	257,955	10,244
	British Pound	Buy	6/17/15	784,015	809,101	(25,086)
	Canadian Dollar	Sell	4/15/15	2,734,259	2,860,365	126,106
	Euro	Sell	6/17/15	904,685	949,712	45,027
	Indian Rupee	Buy	5/20/15	1,531,798	1,541,081	(9,283)
	Japanese Yen	Sell	5/20/15	685,055	698,978	13,923
	Malaysian Ringgit	Buy	5/20/15	2,775,500	2,817,370	(41,870)
	Malaysian Ringgit	Sell	5/20/15	2,773,779	2,828,873	55,094
	Mexican Peso	Buy	4/15/15	1,373,982	1,385,744	(11,762)
	New Zealand Dollar	Sell	4/15/15	1,120,728	1,119,048	(1,680)
	Norwegian Krone	Buy	6/17/15	248,546	259,455	(10,909)
	Philippine Peso	Buy	5/20/15	701,808	713,101	(11,293)
	Singapore Dollar	Sell	5/20/15	1,457,677	1,484,622	26,945
	South African Rand	Buy	4/15/15	360,661	360,680	(19)
	South Korean Won	Sell	5/20/15	1,425,471	1,421,172	(4,299)
	Swedish Krona	Buy	6/17/15	207,061	244,207	(37,146)
	Swiss Franc	Buy	6/17/15	95,791	81,206	14,585
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/15/15	1,090,984	1,138,513	(47,529)
	British Pound	Buy	6/17/15	350,493	396,566	(46,073)
	Canadian Dollar	Sell	4/15/15	2,064,904	2,168,383	103,479
	Euro	Sell	6/17/15	1,796,024	1,954,206	158,182
	New Zealand Dollar	Sell	4/15/15	656,906	616,902	(40,004)
	Norwegian Krone	Buy	6/17/15	147,114	94,767	52,347
	Singapore Dollar	Sell	5/20/15	2,866,299	2,919,304	53,005
	Swedish Krona	Buy	6/17/15	38,806	59,020	(20,214)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/15/15	301,914	333,302	31,388
	British Pound	Sell	6/17/15	357,017	328,476	(28,541)
	Canadian Dollar	Sell	4/15/15	2,341,835	2,410,578	68,743
	Chilean Peso	Buy	4/15/15	1,757	21,949	(20,192)
	Euro	Buy	6/17/15	277,594	212,689	64,905
	Hungarian Forint	Buy	6/17/15	1,375,968	1,408,950	(32,982)
	Israeli Shekel	Buy	4/15/15	2,922,133	2,987,566	(65,433)
	Israeli Shekel	Sell	4/15/15	2,922,133	2,915,429	(6,704)
	Japanese Yen	Sell	5/20/15	708,181	722,630	14,449
	Malaysian Ringgit	Buy	5/20/15	24,737	19,524	5,213
	New Zealand Dollar	Buy	4/15/15	157,245	127,126	30,119
	Norwegian Krone	Buy	6/17/15	13,071	13,655	(584)
	Singapore Dollar	Sell	5/20/15	1,549,164	1,578,017	28,853
	Swedish Krona	Sell	6/17/15	693,016	714,207	21,191
	Swiss Franc	Buy	6/17/15	463,162	471,121	(7,959)
	Turkish Lira	Sell	6/17/15	134,002	80,802	(53,200)
UBS AG
	Australian Dollar	Sell	4/15/15	300,695	358,480	57,785
	British Pound	Buy	6/17/15	446,866	464,389	(17,523)
	Canadian Dollar	Sell	4/15/15	1,800,603	1,930,084	129,481
	Chilean Peso	Buy	4/15/15	1,758	22,369	(20,611)
	Euro	Sell	6/17/15	1,473,760	1,584,873	111,113
	Japanese Yen	Sell	5/20/15	451,950	461,404	9,454
	New Taiwan Dollar	Sell	5/20/15	1,447,877	1,427,068	(20,809)
	New Zealand Dollar	Buy	4/15/15	2,090,484	2,099,050	(8,566)
	Norwegian Krone	Buy	6/17/15	1,396,364	1,384,688	11,676
	Norwegian Krone	Sell	6/17/15	1,377,731	1,423,887	46,156
	Swedish Krona	Buy	6/17/15	12,613	59,404	(46,791)
WestPac Banking Corp.
	Australian Dollar	Sell	4/15/15	827,351	872,186	44,835
	Canadian Dollar	Sell	4/15/15	703,378	782,692	79,314
	Euro	Sell	6/17/15	2,300,945	2,424,006	123,061
	New Zealand Dollar	Buy	4/15/15	1,513,842	1,545,675	(31,833)

Total						$1,780,915

FUTURES CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Short)	156	$21,710,465	Jun-15	$(54,096)
Euro-Bund 10 yr (Long)	100	17,070,674	Jun-15	241,663
Euro-Buxl 30 yr (Short)	17	3,220,074	Jun-15	(216,838)
U.S. Treasury Bond 30 yr (Long)	1	163,875	Jun-15	873
U.S. Treasury Bond Ultra 30 yr (Long)	22	3,737,250	Jun-15	(16,481)
U.S. Treasury Note 2 yr (Short)	78	17,094,188	Jun-15	(35,499)
U.S. Treasury Note 5 yr (Short)	175	21,036,914	Jun-15	(111,028)
U.S. Treasury Note 10 yr (Short)	107	13,792,969	Jun-15	(144,596)

Total				$(336,002)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/15 (premiums $3,898,677) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.916/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.916	$18,736,500	$19
(1.9125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.9125	18,945,200	27,849
2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	37,473,000	98,179
(2.04375)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.04375	18,945,200	104,578
1.66/3 month USD-LIBOR-BBA/Jul-20	Jul-15/1.66	18,945,200	164,065
Barclays Bank PLC

2.3775/3 month USD-LIBOR-BBA/May-25	May-15/2.3775	18,736,500	56,022
2.265/3 month USD-LIBOR-BBA/May-25	May-15/2.265	18,736,500	98,367
Citibank, N.A.

2.902/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.902	18,736,500	94
(1.602)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.602	18,736,500	2,810
2.28/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.28	18,736,500	19,861
(1.932)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.932	9,472,600	19,892
2.205/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.205	18,736,500	40,283
(2.052)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.052	9,472,600	58,920
(1.481)/3 month USD-LIBOR-BBA/May-20	May-15/1.481	18,736,500	71,011
(2.223)/3 month USD-LIBOR-BBA/May-25	May-15/2.223	4,684,125	94,104
(1.509)/3 month USD-LIBOR-BBA/May-20	May-15/1.509	37,473,000	161,134
Credit Suisse International

2.895/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.895	18,784,100	19
(1.80)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.80	19,077,000	8,585
(1.80125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.80125	19,077,000	8,775
(1.94)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.94	19,077,000	43,305
(1.94125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.94125	19,077,000	43,877
Goldman Sachs International

(1.92)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.92	14,052,400	52,837
(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	3,603,400	81,876
(2.35)/3 month USD-LIBOR-BBA/May-45	May-15/2.35	4,684,125	103,707
(2.5025)/3 month USD-LIBOR-BBA/May-45	May-15/2.5025	4,684,125	183,056
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	8,886,000	1,322,237

Total			$2,865,462

WRITTEN OPTIONS OUTSTANDING at 3/31/15 (premiums $335,391) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-15/$101.57	$11,000,000	$48,598
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-15/100.57	11,000,000	19,063
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/102.07	10,000,000	20,940
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/101.07	10,000,000	1,790

Total			$90,391

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Goldman Sachs International

1.955/3 month USD-LIBOR-BBA/Apr-25 (Purchased)	Apr-15/1.955	$13,115,550	$(73,447)	$(3,279)
(2.155)/3 month USD-LIBOR-BBA/Apr-25 (Purchased)	Apr-15/2.155	13,115,550	(73,447)	(4,590)
JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	4,684,125	(114,775)	32,555
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	4,684,125	(119,019)	12,816
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	4,684,125	(124,636)	(14,942)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	4,684,125	(131,156)	(31,454)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	20,516,500	135,922	38,551
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	20,516,500	131,156	24,086
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	20,516,500	118,120	(20,927)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	20,516,500	116,944	(39,188)

Total			$(134,338)	$(6,372)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/15 (proceeds receivable $51,332,050) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, April 1, 2045	$27,000,000	4/14/15	$29,455,312
Federal National Mortgage Association, 3 1/2s, April 1, 2045	21,000,000	4/14/15	22,061,485

Total			$51,516,797

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	CAD	3,799,000	(E)	$—	6/17/20	3 month CAD-BA-CDOR	1.385%	$22,016
	CAD	16,596,000	(E)	—	6/17/17	0.93%	3 month CAD-BA-CDOR	(11,007)
	CAD	6,826,000	(E)	—	6/17/20	3 month CAD-BA-CDOR	1.25%	3,934
	CAD	9,118,000	(E)	—	6/17/17	1.00%	3 month CAD-BA-CDOR	(16,054)
	Citibank, N.A.
	NZD	1,061,000		—	2/17/25	3 month NZD-BBR-FRA	3.765%	1,049
	NZD	3,746,000		—	2/5/25	3.62%	3 month NZD-BBR-FRA	30,094
	NZD	3,318,000		—	2/9/25	3.57%	3 month NZD-BBR-FRA	37,118
	NZD	963,500		—	2/13/25	3.83%	3 month NZD-BBR-FRA	(4,848)
	NZD	1,548,000		—	3/16/25	3.8675%	3 month NZD-BBR-FRA	(11,206)
	Credit Suisse International
	CAD	28,405,000	(E)	—	6/17/17	0.90929%	3 month CAD-BA-CDOR	(9,644)
	CAD	11,622,000	(E)	—	6/17/20	3 month CAD-BA-CDOR	1.23%	(2,294)
	NOK	4,662,000		—	3/12/25	1.915%	6 month NOK-NIBOR-NIBR	(4,690)
	NOK	13,782,000		—	3/13/25	6 month NOK-NIBOR-NIBR	1.875%	7,712
	SEK	19,922,000		—	11/11/19	0.78%	3 month SEK-STIBOR-SIDE	(54,080)
	SEK	10,333,000		—	11/11/24	3 month SEK-STIBOR-SIDE	1.49%	68,461
	Deutsche Bank AG
	BRL	6,795,846		—	1/4/21	0.00%	Brazil Cetip Interbank Deposit Rate Over	9,075
	BRL	23,054,400		—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(22,133)
	PLN	10,159,000		—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(449,021)
	PLN	5,065,000		—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(226,140)
	PLN	4,320,000		—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(188,657)
	ZAR	19,118,000		—	1/26/25	3 month ZAR-JIBAR-SAFEX	7.09%	(64,449)
	ZAR	12,745,000		—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.08%	(43,551)
	Goldman Sachs International
	KRW	1,442,000,000		—	11/06/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	20,996
	NOK	6,562,000		—	2/6/25	1.745%	6 month NOK-NIBOR-NIBR	5,204
	NOK	5,320,000		—	2/6/25	1.74%	6 month NOK-NIBOR-NIBR	4,528
	NOK	5,975,000		—	2/11/25	6 month NOK-NIBOR-NIBR	1.7375%	(5,481)
	NOK	5,252,000		—	2/5/25	1.7125%	6 month NOK-NIBOR-NIBR	6,100
	NOK	11,985,000		—	2/13/25	6 month NOK-NIBOR-NIBR	1.77%	(7,055)
	NOK	4,432,000		—	2/17/25	1.80%	6 month NOK-NIBOR-NIBR	1,120
	NOK	4,432,000		—	2/17/25	1.81%	6 month NOK-NIBOR-NIBR	612
	NZD	1,746,000		—	3/11/25	3.97%	3 month NZD-BBR-FRA	(23,810)
	NZD	1,081,000		—	3/20/25	3.80%	3 month NZD-BBR-FRA	(3,268)
	SEK	21,000,000		—	11/10/19	0.775%	3 month SEK-STIBOR-SIDE	(56,235)
	SEK	10,665,000		—	11/10/24	3 month SEK-STIBOR-SIDE	1.4775%	68,911
	SEK	9,114,000		—	3/12/25	3 month SEK-STIBOR-SIDE	1.1475%	19,053
	SEK	24,086,000		—	3/12/20	0.5325%	3 month SEK-STIBOR-SIDE	(19,771)
	JPMorgan Chase Bank N.A.
	BRL	23,286,507		—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(77,406)
	BRL	7,015,968		—	1/4/21	0.00%	Brazil Cetip Interbank Deposit Rate Over	80,849
	BRL	2,961,181		—	1/4/21	0.00%	Brazil Cetip Interbank Deposit Rate Over	(12,165)
	BRL	10,063,108		—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	16,554
	NOK	5,354,000		—	2/17/25	1.795%	6 month NOK-NIBOR-NIBR	1,656
	NZD	1,274,000		—	2/17/25	3 month NZD-BBR-FRA	3.765%	1,259
	NZD	963,500		—	2/13/25	3.8225%	3 month NZD-BBR-FRA	(4,394)
	NZD	601,000		—	2/17/25	3 month NZD-BBR-FRA	3.7275%	(810)
	NZD	1,300,000		—	2/20/25	3 month NZD-BBR-FRA	3.815%	5,295
	NZD	1,712,000		—	2/25/25	3 month NZD-BBR-FRA	3.885%	14,433
	NZD	1,032,000		—	3/6/25	3.865%	3 month NZD-BBR-FRA	(7,354)
	NZD	1,374,000		—	3/12/25	3.94%	3 month NZD-BBR-FRA	(16,132)
	PLN	492,000		—	3/12/25	6 month PLN-WIBOR-WIBO	2.4199%	3,916
	SEK	19,656,000		—	11/10/19	0.78%	3 month SEK-STIBOR-SIDE	(53,606)
	SEK	10,227,000		—	11/10/24	3 month SEK-STIBOR-SIDE	1.485%	67,730
	SEK	10,227,000		—	11/11/24	3 month SEK-STIBOR-SIDE	1.485%	67,643
	SEK	19,656,000		—	11/11/19	0.775%	3 month SEK-STIBOR-SIDE	(52,952)
	ZAR	13,223,000		—	1/22/25	3 month ZAR-JIBAR-SAFEX	7.14%	(40,480)
	ZAR	39,669,000		—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.0633%	(139,453)
	ZAR	81,000		—	3/10/25	7.9101%	3 month ZAR-JIBAR-SAFEX	(99)

	Total			$—	$(1,062,927)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$18,945,200		$170,257	2/19/25	3 month USD-LIBOR-BBA	1.9575%	$88,970
		18,945,200		(55,191)	2/19/25	2.1575%	3 month USD-LIBOR-BBA	(325,648)
		18,945,200		(100,660)	2/19/25	2.0575%	3 month USD-LIBOR-BBA	(195,254)
		7,206,800		20,805	1/6/25	2.28%	3 month USD-LIBOR-BBA	(184,329)
		7,206,800		89,269	1/6/25	2.53%	3 month USD-LIBOR-BBA	(283,489)
		14,349,000	(E)	(116)	12/16/18	2.3795%	3 month USD-LIBOR-BBA	(365,929)
		9,172,000		(37)	12/19/19	1.742%	3 month USD-LIBOR-BBA	(153,186)
		18,280,000		(241)	1/9/25	3 month USD-LIBOR-BBA	2.07875%	174,492
		14,350,000		14,161	1/16/25	3 month USD-LIBOR-BBA	2.12%	199,998
		15,473,700		(1,236)	1/23/25	3 month USD-LIBOR-BBA	2.14%	220,976
		4,783,000	(E)	(39)	12/16/18	2.337%	3 month USD-LIBOR-BBA	(115,998)
		8,639,000	(E)	(70)	12/16/18	2.0025%	3 month USD-LIBOR-BBA	(124,480)
		18,855,000	(E)	(10,438)	12/16/18	1.9525%	3 month USD-LIBOR-BBA	(254,233)
		11,557,000		(93)	12/19/19	1.7285%	3 month USD-LIBOR-BBA	(185,446)
		9,172,000		(37)	12/19/19	1.734%	3 month USD-LIBOR-BBA	(149,603)
		13,243,300		(175)	1/22/25	3 month USD-LIBOR-BBA	2.09%	129,289
		3,579,000		(47)	1/9/25	3 month USD-LIBOR-BBA	2.081%	34,912
		48,361,000		(389)	1/9/20	1.62%	3 month USD-LIBOR-BBA	(432,677)
		6,826,320		(90)	1/14/25	3 month USD-LIBOR-BBA	2.10%	76,487
		12,972,240		(93)	1/15/25	3 month USD-LIBOR-BBA	2.09%	132,593
		14,350,000		(189)	1/22/25	3 month USD-LIBOR-BBA	2.095%	146,760
		39,629,000		(319)	1/14/20	3 month USD-LIBOR-BBA	1.553%	213,082
		20,841,000		(275)	1/14/25	2.067%	3 month USD-LIBOR-BBA	(170,116)
		20,841,000		(275)	1/14/25	2.08%	3 month USD-LIBOR-BBA	(195,309)
		39,629,000		(319)	1/14/20	3 month USD-LIBOR-BBA	1.569%	244,042
		23,359,000		(88)	2/4/17	3 month USD-LIBOR-BBA	0.70502%	(3,415)
		9,545,000		(77)	2/4/20	1.3635%	3 month USD-LIBOR-BBA	48,000
		6,747,000	(E)	(308,984)	6/17/25	3 month USD-LIBOR-BBA	2.65%	43,081
		5,772,000		(76)	3/12/25	2.236%	3 month USD-LIBOR-BBA	(116,586)
		8,771,000	(E)	(245,647)	6/17/45	3 month USD-LIBOR-BBA	2.50%	(82,542)
		86,638,000	(E)	801,310	6/17/25	2.20%	3 month USD-LIBOR-BBA	(122,078)
		22,840,000		(184)	1/15/20	3 month USD-LIBOR-BBA	1.49705%	59,285
		11,982,000		(158)	1/15/25	1.99804%	3 month USD-LIBOR-BBA	(20,244)
		22,840,000		(184)	1/15/20	3 month USD-LIBOR-BBA	1.517%	81,511
		11,982,000		(158)	1/15/25	2.0175%	3 month USD-LIBOR-BBA	(41,932)
		7,104,000		(94)	1/20/25	3 month USD-LIBOR-BBA	1.949%	(22,956)
		14,488,000		(136)	1/20/20	3 month USD-LIBOR-BBA	1.34307%	(75,782)
		14,488,000		(136)	1/20/20	3 month USD-LIBOR-BBA	1.3415%	(76,898)
		14,488,000		(136)	1/20/20	3 month USD-LIBOR-BBA	1.33585%	(80,899)
		9,938,000		(131)	1/20/25	1.875%	3 month USD-LIBOR-BBA	100,264
		8,821,000		(33)	1/22/17	3 month USD-LIBOR-BBA	0.73125%	6,923
		1,595,000		(13)	1/22/20	1.45125%	3 month USD-LIBOR-BBA	39
		16,341,000		(216)	1/22/25	1.921%	3 month USD-LIBOR-BBA	96,770
		4,298,000		(146)	1/22/45	2.31125%	3 month USD-LIBOR-BBA	63,478
		10,506,000		(139)	1/22/25	1.92125%	3 month USD-LIBOR-BBA	61,969
		3,613,000		(29)	1/23/20	1.4975%	3 month USD-LIBOR-BBA	(7,862)
		10,981,000		(88)	1/26/20	1.517%	3 month USD-LIBOR-BBA	(32,314)
		2,405,000		(82)	1/26/45	3 month USD-LIBOR-BBA	2.384%	3,081
		4,769,000		(63)	1/27/25	3 month USD-LIBOR-BBA	1.9625%	(11,434)
		4,769,000		(63)	1/27/25	3 month USD-LIBOR-BBA	1.963%	(11,211)
		9,271,000		(122)	1/27/25	3 month USD-LIBOR-BBA	1.95475%	(28,901)
		1,917,000	(E)	(65)	2/2/46	3 month USD-LIBOR-BBA	2.335%	(58,639)
		5,203,000		(69)	2/3/25	3 month USD-LIBOR-BBA	1.791%	(97,663)
		46,718,000		(175)	2/4/17	3 month USD-LIBOR-BBA	0.707%	(4,954)
		19,090,000		(154)	2/4/20	1.366%	3 month USD-LIBOR-BBA	93,671
		13,860,000		(52)	2/4/17	3 month USD-LIBOR-BBA	0.71%	(642)
		6,930,000		(26)	2/4/17	3 month USD-LIBOR-BBA	0.7065%	(810)
		6,543,000		(53)	2/5/20	1.38665%	3 month USD-LIBOR-BBA	25,865
		5,939,000		(48)	2/5/20	1.45%	3 month USD-LIBOR-BBA	5,129
		5,939,000		(48)	2/5/20	1.45873%	3 month USD-LIBOR-BBA	2,601
		3,672,000		(48)	2/6/25	1.9805%	3 month USD-LIBOR-BBA	4,892
		3,672,000		(48)	2/6/25	1.98407%	3 month USD-LIBOR-BBA	3,675
		2,687,000		89	2/6/17	3 month USD-LIBOR-BBA	0.776%	3,403
		12,341,000		6,120	2/6/20	3 month USD-LIBOR-BBA	1.48%	12,685
		4,336,000		(4,950)	2/6/25	1.9575%	3 month USD-LIBOR-BBA	10,146
		1,606,000		4,607	2/6/45	2.36%	3 month USD-LIBOR-BBA	12,227
		2,363,000		(80)	2/17/45	3 month USD-LIBOR-BBA	2.462%	41,256
		2,363,000		(80)	2/17/45	3 month USD-LIBOR-BBA	2.46318%	41,259
		1,326,200		(18)	2/19/25	2.12%	3 month USD-LIBOR-BBA	(14,334)
		42,871,000	(E)	952	6/17/17	3 month USD-LIBOR-BBA	1.15%	179,296
		17,620,000	(E)	231,191	6/17/20	2.15%	3 month USD-LIBOR-BBA	(218,683)
		7,100,000		(94)	2/25/25	3 month USD-LIBOR-BBA	2.20246%	128,020
		13,807,000		(182)	2/27/25	2.1135%	3 month USD-LIBOR-BBA	(133,557)
		10,505,000		(139)	3/3/25	3 month USD-LIBOR-BBA	2.124%	108,872
		4,403,000		(150)	3/3/45	2.4925%	3 month USD-LIBOR-BBA	(103,236)
		20,064,000		(162)	3/3/20	3 month USD-LIBOR-BBA	1.65028%	147,281
		36,768,000		(138)	3/3/17	0.8815%	3 month USD-LIBOR-BBA	(92,818)
		4,403,000		(150)	3/3/45	2.4995%	3 month USD-LIBOR-BBA	(110,142)
		4,719,000		(62)	3/10/25	3 month USD-LIBOR-BBA	2.3175%	131,485
		4,719,000		(62)	3/10/25	3 month USD-LIBOR-BBA	2.31774%	131,590
		4,719,000		(62)	3/10/25	3 month USD-LIBOR-BBA	2.3355%	139,364
		29,009,000	(E)	(234)	12/16/18	1.813%	3 month USD-LIBOR-BBA	(256,238)
		3,221,000		(43)	3/16/25	3 month USD-LIBOR-BBA	2.169%	44,090
		239,103,000	(E)	297,651	6/17/17	1.10%	3 month USD-LIBOR-BBA	(459,111)
		96,287,000	(E)	429,614	6/17/20	1.80%	3 month USD-LIBOR-BBA	(393,832)
		2,939,000		(39)	3/20/25	2.1195%	3 month USD-LIBOR-BBA	(26,115)
		2,939,000		(39)	3/20/25	3 month USD-LIBOR-BBA	2.133%	29,718
		22,450,000		(84)	3/23/17	0.843%	3 month USD-LIBOR-BBA	(24,828)
		15,792,000		(127)	3/25/20	1.5485%	3 month USD-LIBOR-BBA	(18,007)
		2,436,000		(32)	3/25/25	2.009%	3 month USD-LIBOR-BBA	4,090
		1,417,000		(19)	3/26/25	3 month USD-LIBOR-BBA	1.964%	(8,416)
		2,833,000		(37)	3/26/25	3 month USD-LIBOR-BBA	1.96065%	(17,706)
		1,771,000		(23)	3/26/25	3 month USD-LIBOR-BBA	1.9665%	(10,109)
		3,541,000		(47)	3/26/25	3 month USD-LIBOR-BBA	1.96943%	(19,247)
	AUD	1,721,000		(17)	3/23/25	6 month AUD-BBR-BBSW	2.765%	4,478
	AUD	2,272,000		(23)	3/30/25	2.77%	6 month AUD-BBR-BBSW	(6,848)
	CAD	1,923,000		(20)	3/20/25	1.7775%	3 month CAD-BA-CDOR	6,286
	CAD	9,359,000		(99)	3/26/25	3 month CAD-BA-CDOR	1.865%	27,703
	CHF	1,137,000		(15)	3/20/25	6 month CHF-LIBOR-BBA	0.1775%	258
	CHF	770,000		(10)	3/23/25	6 month CHF-LIBOR-BBA	0.1675%	(776)
	CHF	583,000		(8)	3/26/25	6 month CHF-LIBOR-BBA	0.1525%	(1,556)
	CHF	3,312,000		(45)	4/2/25	6 month CHF-LIBOR-BBA	0.182%	647
	EUR	9,695,000	(E)	(225,254)	6/17/20	6 month EUR-EURIBOR-Telerate	0.75%	27,353
	EUR	27,265,000	(E)	2,477,100	6/17/25	1.50%	6 month EUR-EURIBOR-Telerate	(211,944)
	EUR	338,000	(E)	97,635	6/17/45	2.00%	6 month EUR-EURIBOR-Telerate	(22,035)
	EUR	2,051,000	(E)	17,631	6/17/17	0.50%	6 month EUR-EURIBOR-Telerate	(629)
	GBP	16,035,000	(E)	(821,253)	6/17/20	6 month GBP-LIBOR-BBA	2.25%	171,993
	GBP	13,193,000	(E)	1,688,499	6/17/25	2.75%	6 month GBP-LIBOR-BBA	(228,373)
	GBP	3,490,000	(E)	(1,014,913)	6/17/45	6 month GBP-LIBOR-BBA	3.00%	226,527
	JPY	33,102,000		(11)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	31,712
	JPY	64,818,000		(22)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	61,579
	JPY	1,817,500,000		(71)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	54,642
	JPY	397,700,000		(69)	3/14/44	1.795%	6 month JPY-LIBOR-BBA	(378,244)
	JPY	32,090,000		(6)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	30,833
	JPY	37,000,000		(11)	11/7/44	6 month JPY-LIBOR-BBA	1.5025%	13,164
	JPY	219,000,000		(66)	11/7/44	6 month JPY-LIBOR-BBA	1.495%	74,309
	JPY	1,143,000,000		(81)	11/7/19	0.2475%	6 month JPY-LIBOR-BBA	2,154
	JPY	674,500,000		(48)	11/7/19	0.25%	6 month JPY-LIBOR-BBA	531
	JPY	11,690,000		(4)	11/7/44	6 month JPY-LIBOR-BBA	1.4975%	4,031
	JPY	182,963,000		(11)	2/13/25	0.575%	6 month JPY-LIBOR-BBA	(1,125)
	JPY	695,833,000		(96)	3/16/25	6 month JPY-LIBOR-BBA	0.559%	(10,079)
	JPY	504,386,000		(57)	2/5/25	6 month JPY-LIBOR-BBA	0.515%	(20,954)
	JPY	372,584,000		(42)	2/6/25	6 month JPY-LIBOR-BBA	0.54125%	(7,530)
	JPY	398,687,000		(24)	2/6/25	6 month JPY-LIBOR-BBA	0.5475%	(5,986)
	JPY	298,373,000		(18)	2/12/25	0.551%	6 month JPY-LIBOR-BBA	3,974
	JPY	217,310,000		(13)	2/17/25	0.5975%	6 month JPY-LIBOR-BBA	(5,141)
	JPY	353,919,000		(21)	2/25/25	0.568%	6 month JPY-LIBOR-BBA	804
	JPY	308,492,000		(19)	3/3/25	0.51625%	6 month JPY-LIBOR-BBA	14,267
	JPY	97,344,000		(11)	3/12/25	0.59875%	6 month JPY-LIBOR-BBA	(1,911)
	JPY	176,183,000		(19)	3/17/25	0.5575%	6 month JPY-LIBOR-BBA	2,745
	JPY	377,896,000		(41)	3/23/25	6 month JPY-LIBOR-BBA	0.50%	(24,512)
	JPY	320,974,000		(36)	3/30/25	6 month JPY-LIBOR-BBA	0.50625%	(19,690)
	NOK	3,433,000		(6)	3/24/25	6 month NOK-NIBOR-NIBR	1.765%	(3,238)
	NOK	3,384,000		(6)	3/24/25	6 month NOK-NIBOR-NIBR	1.7625%	(3,288)
	NOK	6,354,000		(10)	4/7/25	1.865%	6 month NOK-NIBOR-NIBR	(1,786)
	SEK	25,909,000		(40)	4/1/25	0.967%	3 month SEK-STIBOR-SIDE	2,084
	SEK	46,274,000		(71)	4/2/25	0.975%	3 month SEK-STIBOR-SIDE	(2,709)
		$13,243,300		(175)	1/9/25	3 month USD-LIBOR-BBA	2.07%	115,635
		3,789,000		7,528	2/19/25	3 month USD-LIBOR-BBA	2.15%	58,983
		1,894,500		4,334	2/19/25	3 month USD-LIBOR-BBA	2.15%	30,059

	Total			$3,560,640	$(2,404,824)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$351,583	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	$1,658
	942,590	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,021)
	676,122	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,189
	622,373	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,129
	2,954,975	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(37,223)
	1,875,387	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,563)
	244,352	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,292
	383,234	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,927
	2,682,641	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,489
	578,623	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	4,079
	1,635,900	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,469)
	2,048,388	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,300
	630,097	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	3,331
	79,164	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	715
	260,983	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,312
	309,241	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,603
	1,916,172	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,635
	1,276,005	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,826)
	1,402,710	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	7,416
	275,858	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,301
	2,154,307	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	17,339
	8,776,451	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	44,130
	1,817,681	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,140
	308,054	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,453
	998,857	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,711
	724,287	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,416
	3,906,809	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,838)
	766,832	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(4,619)
	589,268	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,118)
	294,671	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,559)
	294,671	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,559)
	591,342	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,129)
	1,535,844	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(8,127)
	591,342	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,129)
	331,961	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,182)
	903,658	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(1,869)
	543,775	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(1,125)
	573,702	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,885
	689,955	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(1,427)
	1,240,895	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,666)
	889,352	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8,032
	127,578	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,152
	1,180,684	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(6,248)
	313,328	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,431)
	1,813,465	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	18,773
	456,432	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,295
Citibank, N.A.
	1,166,182	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,864
	2,682,641	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,489
	1,824,962	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,176
EUR	8,440,000	—	2/21/19	(1.235%)	Eurostat Eurozone HICP excluding tobacco	(272,997)
EUR	4,400,000	—	2/21/24	1.69%	Eurostat Eurozone HICP excluding tobacco	310,724
Credit Suisse International
	$766,469	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,854
	813,072	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,712)
	1,256,717	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(2,599)
	1,276,554	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	13,215
	1,406,470	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	14,560
	1,228,702	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(2,541)
	2,343,549	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(4,847)
	1,657,347	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(22,869)
	873,906	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(12,058)
	437,392	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(6,035)
	3,577,306	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(49,361)
	785,609	9,697	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1)
	1,509,601	25,239	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	5,732
	1,036,475	9,231	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(4,461)
EUR	8,440,000	—	2/20/19	(1.2225%)	Eurostat Eurozone HICP excluding tobacco	(268,578)
EUR	4,400,000	—	2/20/24	1.68%	Eurostat Eurozone HICP excluding tobacco	308,288
Deutsche Bank AG
	$813,072	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,712)
Goldman Sachs International
	1,062,578	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	7,491
	368,913	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,332
	2,339,563	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(29,837)
	2,339,563	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(29,837)
	569,446	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,600)
	213,912	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(977)
	155,398	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,096
	1,599,089	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(21,890)
	407,648	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,874
	815,220	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	5,747
	397,592	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,815)
	780,105	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,562)
	477,051	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,178)
	36,588	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(167)
	97,495	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(445)
	26,166	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	236
	500,335	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,518
	3,046,379	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(38,852)
	416,302	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,935
	2,633,396	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(33,585)
	1,899,396	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(23,926)
	1,867,118	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	19,328
	2,642,168	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(31,091)
	3,144,000	—	2/24/25	(2.01%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(42,381)
	1,803,145	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(24,880)
	1,439,530	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(19,863)
	883,567	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(12,192)
	699,000	—	3/12/25	(1.925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(140)
EUR	3,059,000	—	3/12/20	(0.9625%)	Eurostat Eurozone HICP excluding tobacco	(428)
EUR	215,000	—	3/12/25	(1.3175%)	Eurostat Eurozone HICP excluding tobacco	(553)
GBP	1,821,000	—	2/20/25	(2.895%)	GBP Non-revised UK Retail Price Index	6,759
GBP	405,000	—	3/10/25	(2.8675%)	GBP Non-revised UK Retail Price Index	(3,566)
JPMorgan Chase Bank N.A.
	$3,747,163	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(47,202)
	2,844,859	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(35,836)
	1,899,396	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(23,926)
	1,867,118	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	19,329

Total		$44,167	$(285,379)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$20,577	$361,000	5/11/63	300 bp	$24,506
	CMBX NA BBB- Index	BBB-/P	21,545	349,000	5/11/63	300 bp	25,344
	CMBX NA BBB- Index	BBB-/P	10,546	175,000	5/11/63	300 bp	12,451
	CMBX NA BBB- Index	BBB-/P	5,468	80,000	5/11/63	300 bp	6,339
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	35,808	323,000	5/11/63	300 bp	39,323
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	33,609	819,000	5/11/63	300 bp	42,523
	CMBX NA BBB- Index	BBB-/P	32,648	426,000	5/11/63	300 bp	37,284
	CMBX NA BBB- Index	BBB-/P	11,988	394,000	5/11/63	300 bp	16,276
	CMBX NA BBB- Index	BBB-/P	25,590	389,000	5/11/63	300 bp	29,823
	CMBX NA BBB- Index	BBB-/P	30,042	388,000	5/11/63	300 bp	34,264
	CMBX NA BBB- Index	BBB-/P	30,800	386,000	5/11/63	300 bp	35,000
	CMBX NA BBB- Index	BBB-/P	5,900	384,000	5/11/63	300 bp	10,079
	CMBX NA BBB- Index	BBB-/P	41,918	371,000	5/11/63	300 bp	45,956
	CMBX NA BBB- Index	BBB-/P	25,423	349,000	5/11/63	300 bp	29,221
	CMBX NA BBB- Index	BBB-/P	23,720	298,000	5/11/63	300 bp	26,963
	CMBX NA BBB- Index	BBB-/P	3,111	268,000	5/11/63	300 bp	6,028
	CMBX NA BBB- Index	BBB-/P	2,947	154,000	5/11/63	300 bp	4,623
	CMBX NA BBB- Index	BBB-/P	1,797	102,000	5/11/63	300 bp	2,907
	CMBX NA BBB- Index	BBB-/P	(345)	81,000	5/11/63	300 bp	536
	CMBX NA BBB- Index	BBB-/P	(49)	75,000	5/11/63	300 bp	767
	CMBX NA BBB- Index	BBB-/P	62	48,000	5/11/63	300 bp	585
	CMBX NA BBB- Index	BBB-/P	127	39,000	5/11/63	300 bp	552
	CMBX NA BBB- Index	BBB-/P	89	39,000	5/11/63	300 bp	514
	CMBX NA BBB- Index	BBB-/P	96	21,000	5/11/63	300 bp	324
	CMBX NA BBB- Index	BBB-/P	88	15,000	5/11/63	300 bp	251
	CMBX NA BBB- Index	BBB-/P	32	14,000	5/11/63	300 bp	184
	CMBX NA BBB- Index	—	1,611	147,000	5/11/63	(300 bp)	11
	CMBX NA BBB- Index	BBB-/P	99	4,000	1/17/47	300 bp	69
	CMBX NA BBB- Index	BBB-/P	247	14,000	1/17/47	300 bp	141
	CMBX NA BBB- Index	BBB-/P	512	21,000	1/17/47	300 bp	352
	CMBX NA BBB- Index	BBB-/P	733	31,000	1/17/47	300 bp	497
	CMBX NA BBB- Index	BBB-/P	1,568	40,000	1/17/47	300 bp	1,263
	CMBX NA BBB- Index	BBB-/P	843	79,000	1/17/47	300 bp	241
	CMBX NA BBB- Index	BBB-/P	1,087	80,000	1/17/47	300 bp	477
	CMBX NA BBB- Index	BBB-/P	2,409	119,000	1/17/47	300 bp	1,503
	CMBX NA BBB- Index	BBB-/P	1,581	202,000	1/17/47	300 bp	(42)
	CMBX NA BBB- Index	BBB-/P	1,438	202,000	1/17/47	300 bp	(185)
	CMBX NA BBB- Index	BBB-/P	1,309	306,000	1/17/47	300 bp	(1,021)
	CMBX NA BB Index	—	434	80,000	5/11/63	(500 bp)	(828)
	CMBX NA BB Index	—	(295)	81,000	5/11/63	(500 bp)	(1,573)
	CMBX NA BB Index	—	1,820	91,000	5/11/63	(500 bp)	384
	CMBX NA BB Index	—	(1,037)	135,000	5/11/63	(500 bp)	(3,166)
	CMBX NA BB Index	—	(1,293)	135,000	5/11/63	(500 bp)	(3,423)
	CMBX NA BB Index	—	(1,241)	136,000	5/11/63	(500 bp)	(3,386)
	CMBX NA BB Index	—	2,799	181,000	5/11/63	(500 bp)	(56)
	CMBX NA BB Index	—	4,806	182,000	5/11/63	(500 bp)	1,936
	CMBX NA BB Index	—	(5,257)	301,000	5/11/63	(500 bp)	(10,004)
	CMBX NA BB Index	—	(2,126)	407,000	5/11/63	(500 bp)	(8,546)
	CMBX NA BB Index	—	(5,799)	299,000	5/11/63	(500 bp)	(10,515)
	CMBX NA BBB- Index	BBB-/P	(6,149)	499,000	5/11/63	300 bp	(718)
	CMBX NA BBB- Index	BBB-/P	(7,494)	497,000	5/11/63	300 bp	(2,085)
	CMBX NA BBB- Index	BBB-/P	(9,506)	491,000	5/11/63	300 bp	(4,162)
	CMBX NA BBB- Index	BBB-/P	609	459,000	5/11/63	300 bp	5,605
	CMBX NA BBB- Index	BBB-/P	1,482	320,000	5/11/63	300 bp	4,965
	CMBX NA BBB- Index	BBB-/P	(3,194)	318,000	5/11/63	300 bp	267
	CMBX NA BBB- Index	BBB-/P	174	262,000	5/11/63	300 bp	3,026
	CMBX NA BBB- Index	BBB-/P	6,163	259,000	5/11/63	300 bp	8,982
	CMBX NA BBB- Index	BBB-/P	1,191	257,000	5/11/63	300 bp	3,988
	CMBX NA BBB- Index	BBB-/P	1,554	256,000	5/11/63	300 bp	4,340
	CMBX NA BBB- Index	BBB-/P	176	254,000	5/11/63	300 bp	2,941
	CMBX NA BBB- Index	BBB-/P	880	254,000	5/11/63	300 bp	3,644
	CMBX NA BBB- Index	BBB-/P	(4,462)	247,000	5/11/63	300 bp	(1,774)
	CMBX NA BBB- Index	BBB-/P	(745)	220,000	5/11/63	300 bp	1,650
	CMBX NA BBB- Index	BBB-/P	10,529	220,000	5/11/63	300 bp	12,923
	CMBX NA BBB- Index	BBB-/P	591	219,000	5/11/63	300 bp	2,974
	CMBX NA BBB- Index	BBB-/P	(2,013)	215,000	5/11/63	300 bp	327
	CMBX NA BBB- Index	BBB-/P	(2,144)	214,000	5/11/63	300 bp	185
	CMBX NA BBB- Index	BBB-/P	(707)	212,000	5/11/63	300 bp	1,600
	CMBX NA BBB- Index	BBB-/P	(709)	212,000	5/11/63	300 bp	1,599
	CMBX NA BBB- Index	BBB-/P	2,491	209,000	5/11/63	300 bp	4,765
	CMBX NA BBB- Index	BBB-/P	2,078	209,000	5/11/63	300 bp	4,352
	CMBX NA BBB- Index	BBB-/P	(1,741)	208,000	5/11/63	300 bp	523
	CMBX NA BBB- Index	BBB-/P	(1,040)	109,000	5/11/63	300 bp	147
	CMBX NA BBB- Index	BBB-/P	(639)	106,000	5/11/63	300 bp	515
	CMBX NA BBB- Index	BBB-/P	259	6,000	5/11/63	300 bp	325
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(2,220)	321,000	5/11/63	300 bp	1,273
	CMBX NA BBB- Index	BBB-/P	55	21,000	5/11/63	300 bp	283
	CMBX NA BBB- Index	BBB-/P	(59)	13,000	5/11/63	300 bp	82
	CMBX NA BBB- Index	BBB-/P	458	46,000	1/17/47	300 bp	108
	CMBX NA BB Index	—	390	38,000	5/11/63	(500 bp)	(210)
	CMBX NA BB Index	—	46	38,000	5/11/63	(500 bp)	(553)
	CMBX NA BB Index	—	2,058	91,000	5/11/63	(500 bp)	622
	CMBX NA BB Index	—	(1,297)	135,000	5/11/63	(500 bp)	(3,424)
	CMBX NA BB Index	—	(1,941)	183,000	5/11/63	(500 bp)	(4,827)
	CMBX NA BBB- Index	BBB-/P	(4,115)	247,000	5/11/63	300 bp	(1,428)
	CMBX NA BBB- Index	BBB-/P	2,719	238,000	5/11/63	300 bp	5,309
	CMBX NA BBB- Index	BBB-/P	1,271	213,000	5/11/63	300 bp	3,589
	CMBX NA BBB- Index	BBB-/P	(1,993)	213,000	5/11/63	300 bp	325
	CMBX NA BBB- Index	BBB-/P	(2,136)	213,000	5/11/63	300 bp	182
	CMBX NA BBB- Index	BBB-/P	(2,136)	213,000	5/11/63	300 bp	182
	CMBX NA BBB- Index	BBB-/P	(851)	212,000	5/11/63	300 bp	1,457
	CMBX NA BBB- Index	BBB-/P	(1,671)	208,000	5/11/63	300 bp	593
	CMBX NA BBB- Index	BBB-/P	(1,189)	109,000	5/11/63	300 bp	(3)
	CMBX NA BBB- Index	BBB-/P	(83)	31,000	5/11/63	300 bp	255

	Total		$344,725	$461,471

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $279,844,558.
(b)	The aggregate identified cost on a tax basis is $464,200,480, resulting in gross unrealized appreciation and depreciation of $11,497,587 and $20,181,937, respectively, or net unrealized depreciation of $8,684,350.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$6,212,821	$44,362,638	$41,033,695	$1,410	$9,541,764
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $240,017,727 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	85.7%
	Argentina	2.3
	Russia	2.0
	Greece	2.0
	Venezuela	1.0
	Canada	0.9
	United Kingdom	0.9
	Luxembourg	0.6
	Brazil	0.5
	Turkey	0.5
	Indonesia	0.5
	Mexico	0.5
	Other	2.6

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $258,561 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,275,736 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,292,817 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$13,839
Energy	—	—	1,038
Total common stocks	—	—	14,877
Convertible bonds and notes	—	148,047	—
Corporate bonds and notes	—	96,950,045	8
Foreign government and agency bonds and notes	—	30,787,957	—
Mortgage-backed securities	—	117,498,144	1,846,855
Preferred stocks	183,225	578,755	—
Purchased options outstanding	—	176,394	—
Purchased swap options outstanding	—	3,310,872	—
Senior loans	—	7,036,584	—
U.S. government and agency mortgage obligations	—	172,932,931	—
U.S. treasury obligations	—	198,072	—
Short-term investments	11,902,764	11,950,600	—

Totals by level	$12,085,989	$441,568,401	$1,861,740

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,780,915	$—
Futures contracts	(336,002)	—	—
Written options outstanding	—	(90,391)	—
Written swap options outstanding	—	(2,865,462)	—
Forward premium swap option contracts	—	(6,372)	—
TBA sale commitments	—	(51,516,797)	—
Interest rate swap contracts	—	(7,028,391)	—
Total return swap contracts	—	(329,546)	—
Credit default contracts	—	116,746	—

Totals by level	$(336,002)	$(59,939,298)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$166,863	$50,117
Foreign exchange contracts	2,997,952	1,217,037
Interest rate contracts	12,244,687	19,413,585

Total	$15,409,502	$20,680,739

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$31,800,000
Purchased swap option contracts (contract amount)		$443,000,000
Written TBA commitment option contracts (contract amount)		$63,500,000
Written swap option contracts (contract amount)		$434,000,000
Futures contracts (number of contracts)		600
Forward currency contracts (contract amount)		$306,300,000
OTC interest rate swap contracts (notional)		$130,600,000
Centrally cleared interest rate swap contracts (notional)		$1,526,500,000
OTC total return swap contracts (notional)		$159,200,000
OTC credit default contracts (notional)		$18,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$25,950	$—	$—	$68,261	$76,173	$9,075	$126,524	$—	$259,335	$—	$—	$—	$—	$—	$565,318
	Centrally cleared interest rate swap contracts§	—	—	4,069,306	—	—	—	—	—	—	—	—	—	—	—	4,069,306
	OTC Total return swap contracts*#	—	177,702	—	339,253	339,917	—	54,316	—	19,329	—	—	—	—	—	930,517
	OTC Credit default contracts*#	10,504	3,515	—	—	128,337	—	24,507	—	—	—	—	—	—	—	166,863
	Futures contracts§	—	—	—	—	—	—	—	—	—	5,185	—	—	—	—	5,185
	Forward currency contracts#	169,409	217,396	—	313,802	139,055	162,833	216,742	242,042	291,924	—	367,013	264,861	365,665	247,210	2,997,952
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	108,008	—	—	—	—	—	108,008
	Purchased swap options#	557,605	325,004	—	911,166	1,040,017	—	477,080	—	—	—	—	—	—	—	3,310,872
	Purchased options#	—	—	—	—	—	—	—	—	176,394	—	—	—	—	—	176,394

	Total Assets	$763,468	$723,617	$4,069,306	$1,632,482	$1,723,499	$171,908	$899,169	$242,042	$854,990	$5,185	$367,013	$264,861	$365,665	$247,210	$12,330,415

	Liabilities:
	OTC Interest rate swap contracts*#	$27,061	$—	$—	$16,054	$70,708	$993,951	$115,620	$—	$404,851	$—	$—	$—	$—	$—	$1,628,245
	Centrally cleared interest rate swap contracts§	—	—	4,513,555	—	—	—	—	—	—	—	—	—	—	—	4,513,555
	OTC Total return swap contracts*#	—	136,128	—	272,997	415,497	3,712	324,765	—	106,964	—	—	—	—	—	1,260,063
	OTC Credit default contracts*#	—	—	—	—	42,119	—	7,998	—	—	—	—	—	—	—	50,117
	Futures contracts§	—	—	—	—	—	—	—	—	—	76,953	—	—	—	—	76,953
	Forward currency contracts#	71,275	111,564	—	37,299	113,099	76,187	65,924	72,794	153,347	—	153,820	215,595	114,300	31,833	1,217,037
	Forward premium swap option contracts#	—	—	—	—	—	—	7,869	—	106,511	—	—	—	—	—	114,380
	Written swap options#	394,690	154,389	—	468,109	104,561	—	421,476	—	1,322,237	—	—	—	—	—	2,865,462
	Written options#	—	—	—	—	—	—	—	—	90,391	—	—	—	—	—	90,391

	Total Liabilities	$493,026	$402,081	$4,513,555	$794,459	$745,984	$1,073,850	$943,652	$72,794	$2,184,301	$76,953	$153,820	$215,595	$114,300	$31,833	$11,816,203

	Total Financial and Derivative Net Assets	$270,442	$321,536	$(444,249)	$838,023	$977,515	$(901,942)	$(44,483)	$169,248	$(1,329,311)	$(71,768)	$213,193	$49,266	$251,365	$215,377	$514,212
	Total collateral received (pledged)##†	$170,000	$304,000	$—	$760,000	$936,000	$(891,962)	$(44,483)	$169,248	$(1,289,877)	$—	$191,000	$—	$251,365	$—
	Net amount	$100,442	$17,536	$(444,249)	$78,023	$41,515	$(9,980)	$—	$—	$(39,434)	$(71,768)	$22,193	$49,266	$—	$215,377

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015